Borrowings (Details 2) $ in Millions, $ in Millions	12 Months Ended				24 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ARS ($)
Borrowings
Balance at the beginning of the year, Beginning	$ 194,594				$ 1,031,529
Borrowings	31,004				93,534
Payment of borrowings	(45,286)				(153,450)
Collection / (Payment) of short term loans, net	2,319				13,381
Interests paid	(16,178)				(33,680)
Accrued interests	13,067				27,162
Currency translation adjustment and exchange differences, net	32,074				(72,302)
Deconsolidation		$ 0	$ (7,727)	$ (156,877)	(697,472)
Capitalized finance costs	0	$ 0	$ 0	$ 30	767
Inflation adjustment	(69,598)				(15,141)
Reclassifications and other movements	(565)				266
Balance at the end of the year, Ending	$ 141,431				$ 194,594